Lease liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Lease liabilities
Opening balance	$ 2,966,816	$ 672,988
Business acquisition		1,651,746
Additions	234,608	852,467
Repayment	(695,749)	(295,316)
Interest on lease liability	141,994	65,115
Lease termination	(273,652)	(37,033)
Currency translation	41,532	56,849
Closing balance	2,415,549	2,966,816
Current	561,168	562,136
Non-current	$ 1,854,381	$ 2,404,680